Employees' Retirement and Defined Contribution Plans	12 Months Ended
Apr. 30, 2016
Employees' Retirement and Defined Contribution Plans
11.	Employees’ Retirement and Defined Contribution Plans

As of December 31, 1999, substantially all employees of the Company were covered under a non-contributory defined benefit pension plan (the Pension Plan). As of January 1, 2000, the Pension Plan was amended so that employees no longer earn benefits for subsequent service. Effective December 31, 2004, the Barnes & Noble.com Employees’ Retirement Plan (the B&N.com Retirement Plan) was merged with the Pension Plan. Substantially all employees of Barnes & Noble.com were covered under the B&N.com Retirement Plan. As of July 1, 2000, the B&N.com Retirement Plan was amended so that employees no longer earn benefits for subsequent service. Subsequent service continues to be the basis for vesting of benefits not yet vested at December 31, 1999 and June 30, 2000 for the Pension Plan and the B&N.com Retirement Plan, respectively.

On June 18, 2014, the Company’s Board of Directors approved a resolution to terminate the Pension Plan. The Pension Plan termination was effective November 1, 2014 and the accrued benefit for active participants was vested as of such date. As a result of the Pension Plan termination, pension liability and other comprehensive loss increased by $15,747, before tax, during the 13 weeks ended August 2, 2014. The pension liability was settled in either a lump sum payment or a purchased annuity. A special lump sum opportunity was offered to the terminated vested participants in the Pension Plan during the 13 weeks ended November 1, 2014, which triggered settlement accounting in the period ended January 31, 2015. The settlement represented 735 participants who elected to receive a lump sum of their benefit, totaling $15,190. The distributions primarily took place in December 2014 and resulted in a settlement charge of $7,317, which was reclassified from other comprehensive income to selling and administrative expenses during fiscal 2015. In addition, the Pension Plan received a favorable determination letter, dated October 15, 2015, from the IRS. This determination letter rules that the termination of the Pension Plan, as amended, does not affect its tax-qualified status.

The net impact of the Pension Plan termination, special lump sum opportunity, settlement accounting and remeasurement and regular plan experience, was an increase in pension liability of $3,062 and a decrease in other comprehensive income of $6,503, before tax, in fiscal 2015.

In fiscal 2016 there was a final Pension Plan termination lump sum opportunity offered to the remaining 2,300 active and terminated vested participants at the final Pension Plan termination distribution date. To effectuate the full plan liquidation, lump sum payments totaling approximately $18,100 were distributed in March 2016 to about 1,800 participants who elected to receive an immediate distribution of their benefit as part of the plan termination lump sum window. Benefits for the remaining plan population were transferred to Massachusetts Mutual Life Insurance Company for an annuity purchase premium of $34,500, which was paid on March 28, 2016. As of April 30, 2016, approximately $250 in assets remained in the trust to cover the monthly annuity benefits for May 2016.

For fiscal 2016, regular annual expense was $4,433, with pension settlement charge of $20,897 from the plan liquidation, for a total pension expense for fiscal 2016 of $25,330. Pension expense was $10,434 and $2,465 for fiscal 2015 and fiscal 2014, respectively.

The Company maintains a defined contribution plan (the Savings Plan) for the benefit of substantially all employees. Total Company contributions charged to employee benefit expenses for the Savings Plan were $12,251, $12,363 and $13,269 during fiscal 2016, fiscal 2015 and fiscal 2014, respectively. In addition, the Company provides certain health care and life insurance benefits (the Postretirement Plan) to certain retired employees, limited to those receiving benefits or retired as of April 1, 1993. Total Company contributions charged to employee benefit expenses for the Postretirement Plan were $150, $52 and $44 during fiscal 2016, fiscal 2015 and fiscal 2014, respectively.